EQUITY (Restricted Share Units Granted to Employees and Non-Employees) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EQUITY [Abstract]
Number of options granted	47,000	1,112,500	132,000
Shares granted, vesting period	4 years
Percentage of options to vest year one	15.00%
Percentage of options to vest year two	25.00%
Percentage of options to vest year three	30.00%
Percentage of options to vest year four	30.00%